STOCK OPTION PLAN - Summary of Option Plan Activity (Detail) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options outstanding beginning balance	47,538	49,538	49,538
Number of shares, Forfeited	(6,400)	(2,000)
Number of shares options outstanding ending balance	41,138	47,538	49,538
Weighted average exercise price per share, Options outstanding beginning balance	$ 35.05	$ 35.15	$ 35.15
Weighted average exercise price per share, Forfeited	$ 34.14	$ 37.54
Weighted average exercise price per share, Options outstanding ending balance	$ 35.19	$ 35.05	$ 35.15
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price per share, Option outstanding beginning balance	$ 30.33	$ 30.33	$ 30.33
Range of exercise price per share, Forfeited	$ 30.33	$ 32.91
Range of exercise price per share, Option outstanding ending balance	$ 30.33	$ 30.33	$ 30.33
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price per share, Option outstanding beginning balance	$ 42.53	$ 42.53	$ 42.53
Range of exercise price per share, Forfeited	$ 42.53	$ 42.17
Range of exercise price per share, Option outstanding ending balance	$ 42.17	$ 42.53	$ 42.53